SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	33 – SUBSEQUENT EVENTS No events have occurred since December 31, 2025, that could significantly affect the Company’s consolidated financial position.